Tax liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Tax liabilities
Income tax and social contribution	R$ 675,438	R$ 462,501
PIS/COFINS	65,455	46,627
INSS/FGTS	32,510	23,070
Other taxes	42,124	42,231
Other tax liabilities	R$ 815,527	R$ 574,429